Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	€ 10,050	€ 10,411	€ 11,063
Deferred tax assets	1,000	1,085	1,255
Other non-currentassets	619	557	615
Current assets
Inventories	4,246	3,962	4,162
Trade and other receivables	6,821	5,222	6,215
Current tax assets	505	488	328
Cash and cash equivalents	3,991	3,317	5,016
Current assets	19,833	16,983	16,598
Assets held for sale	3,404	3,224	52
Current liabilities
Trade payables and other current liabilities	13,779	13,426	13,322
Current tax liabilities	924	1,088	992
Total current liabilities	25,988	23,177	19,820
Non-current liabilities
Provisions	719	794	1,001
Deferred tax liabilities	1,966	1,913	2,053
Total non-current liabilities	24,893	22,721	21,367
Liabilities held for sale	143	170	€ 1
Non-Current Assets Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	1	30
Disposal Groups Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangible assets	2,512	2,311
Property, plant and equipment	564	552
Deferred tax assets	140	145
Other non-currentassets	3	1
Total non-current assets	3,214	3,009
Current assets
Inventories	137	130
Trade and other receivables	24	18
Current tax assets	10	13
Cash and cash equivalents	9	19
Other	4	5
Current assets	184	185
Assets held for sale	3,404	3,224
Current liabilities
Trade payables and other current liabilities	83	106
Current tax liabilities	11	11
Provisions	1	1
Total current liabilities	95	118
Non-current liabilities
Pensions and post-retirement healthcare liabilities	6	9
Provisions		1
Deferred tax liabilities	42	42
Total non-current liabilities	48	52
Liabilities held for sale	143	€ 170
Spreads [member] | Disposal Groups Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangible assets	2,512
Property, plant and equipment	559
Deferred tax assets	140
Other non-currentassets	3
Total non-current assets	3,214
Current assets
Inventories	137
Trade and other receivables	23
Current tax assets	10
Cash and cash equivalents	9
Current assets	179
Assets held for sale	3,393
Current liabilities
Trade payables and other current liabilities	82
Current tax liabilities	11
Provisions	1
Total current liabilities	94
Non-current liabilities
Pensions and post-retirement healthcare liabilities	6
Deferred tax liabilities	42
Total non-current liabilities	48
Liabilities held for sale	€ 142